Property and Equipment, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, Net [Abstract]
Depreciation expenses	¥ 16,053	¥ 10,524	¥ 6,349